Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback Policy

As required pursuant to the listing standards of the Nasdaq Listing Rules, Rule 10D under the Exchange Act, and Rule 10D-1 under the Exchange Act, the Board of Directors has adopted a Clawback Policy, effective October 2, 2023, which requires the Company to recover compensation received on or after October 2, 2023 erroneously awarded to any current or former Covered Executives (as defined in the Clawback Policy) in the event of a Covered Accounting Restatement (as defined in the Clawback Policy). The Clawback Policy requires the Company to recover the incremental portion of the incentive-based compensation received by such officer during the three completed fiscal years (together with any interim stub fiscal year period(s) of less than nine months resulting from Company’s transition to different fiscal year measurement dates) immediately preceding the date the Company is deemed (as determined pursuant to the immediately following sentence) to be required to prepare a Covered Accounting Restatement in excess of the amount that would have been paid or payable based on the restated financial results (without regard to any taxes paid), other than in limited circumstances in which an exception to such recovery applies.

For additional information regarding our Clawback Policy, please refer to Exhibit 97.1 included in our 2025 Annual Report.